Expenses by nature and function (Tables)	12 Months Ended
Dec. 31, 2018
Expenses By Nature And Function
Schedule of expenses by nature and function
	2018	2017	2016

Classification by nature:
Raw materials other inputs	(38,889,949)	(29,364,996)	(28,197,875)
Personnel expenses	(2,412,118)	(2,173,640)	(2,576,107)
Outsourced services	(2,306,048)	(2,120,001)	(2,135,412)
Depreciation, amortization and depletion	(2,990,577)	(2,928,855)	(2,677,672)
Freights	(2,275,375)	(2,058,574)	(1,918,973)
Costs of idle industrial plants	(138,242)	(67,593)	(60,944)
Other income (expenses), net	(706,451)	(1,379,965)	(4,175,836)
Total	(49,718,760)	(40,093,624)	(41,742,819)

Classification by function:
Cost of products sold	(46,431,220)	(36,177,408)	(34,985,569)
Selling and distribution	(1,545,568)	(1,459,608)	(1,403,673)
General and administrative	(1,633,003)	(1,434,272)	(1,285,613)
Research and development	(199,821)	(167,456)	(162,010)
Other income (expenses), net	90,852	(854,880)	(3,905,954)
Total	(49,718,760)	(40,093,624)	(41,742,819)